Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income/(expenses)	[1],[2]	$ 993	$ (737)	$ 134	$ 257	$ 2,590
of which:
Interest income		144	111	95	255	230
Dividend income (from investments in equity securities)		198	1	34	199	35
Net gains on sales and revaluation of non-current assets and businesses		334	193	(55)	527	2,018
Net foreign exchange gains/(losses) on financing activities		166	15	4	182	90
Other		$ 151	$ (1,057)	$ 56	$ (907)	$ 217

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 9 “Withdrawal from Russian oil and gas activities”.